Note 23 - Interest-bearing Loans and Borrowing	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
23.	INTEREST-BEARING LOANS AND BORROWING

	2021	2020

Secured bank loans	174.3	238.4
Unsecured bank loans	-	1.1
Other unsecured loans	92.9	98.9
Lease liabilities	1,986.3	1,715.1
Non-current liabilities	2,253.5	2,053.5

Secured bank loans (i)	72.8	1,940.8
Unsecured bank loans (i)	84.1	246.7
Debentures and unsecured bond issues	-	108.6
Other unsecured loans	37.2	36.7
Lease liabilities	653.0	406.0
Current liabilities	847.1	2,738.8

(i) In the second quarter Ambev approved new loans for working capital financing and that have been fully paid.

Additional information regarding the exposure of the Company to interest rate, foreign currency risk and debt repayment schedule is disclosed in Note 28 - Financial instruments and risks.

At December 31, 2021 and 2020 the Company’s debts were exposed to the following interest rates:

		2021			2020
Debt instruments	Average rate %	Current	Non-current	Average rate %	Current	Non-current
Debt denominated in US Dollars fixed rate	13.12%	17.5	-	14.00%	4.9	-
Reais denominated floating rate (CDI and DI)	11.56%	83.0	-	3.90%	851.3	1.1
Other Latin American currencies fixed rate	11.34%	48.7	177.3	8.11%	436.3	153.7
Debt denominated in CAD Dollars fixed rate	2.49%	91.6	339.2	3.50%	64.9	277.7
Reais denominated floating rate (TJLP and TR)	-	-	-	9.33%	11.6	149.6
Reais debt - ICMS fixed rate	5.06%	37.3	92.9	4.54%	36.7	99.0
Reais debt - fixed rate	7.33%	569.0	1,644.1	5.42%	1,333.1	1,372.4
Total		847.1	2,253.5		2,738.8	2,053.5

Reconciliation of liabilities arising from financing activities

The tables below detail the changes in the Company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flow was, or future cash flow will be classified in the company’s consolidated statement of cash flow from financing activities.

	Current liabilities	Non - current liabilities
December 31, 2020	2,738.8	2,053.5
Proceeds	160.1	155.2
Payments	(2,454.0)	-
Foreign exchange	26.2	32.0
Transfers between current and non-current	1,361.7	(1,361.7)
New lease agreements	41.8	1,538.4
Interest on leases	145.3	-
Payment of lease liabilities	(808.5)	-
Other movements	(364.3)	(163.9)
December 31, 2021	847.1	2,253.5

Contractual clauses (Covenants)

As at December 31, 2021, the Company's loans had equal rights to payment without subordination clauses. For the credit lines due to FINAME contracted by the Company with Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the assets acquired using the credit granted were placed as collateral. Other loans and financing contracted by the Company require only personal guarantees as collateral, or are unsecured. Most loan contracts contain contractual covenants, including: financial covenants, including limitations on new indebtedness; going-concern basis; maintenance, in use or in good condition for the business, of the Company's assets; restrictions on acquisitions, mergers, sales or disposals of its assets; disclosure of financial statements and the balance sheet; no prohibitions related to new guarantees for loans contracted, except if: (i) expressly authorized under the agreement; (ii) new loans contracted from financial institutions linked to the Brazilian government including BNDES or foreign governments; or foreign governments, multilateral financial institutions (e.g. the World Bank) or in jurisdictions in which the Company operates.

Additionally, all agreements with BNDES are subject to certain “provisions applicable to agreements entered into with BNDES” (“Provisions”). Such Provisions require the borrower, to obtain prior consent from BNDES if they, for instance, wish to: (i) raise new loans (except for the loans described in the Provisions); (ii) give preference and/or priority to other debts; and/or (iii) dispose of or encumber any items of their fixed assets (except as provided for within the Provisions).

These clauses are applicable from the date of execution and effectiveness of each contract, to the extent that the events mentioned in the contract occur. Depending on the materiality of each event and its potential adverse effects on the Company and /or its subsidiaries or the rights of its creditors, contractual penalties may be applied, including the early maturity of the respective contract. In certain contracts, in the event of occurrence of any of the events set out in the restrictive clauses, the Company may be granted a grace period to resolve any contractual defaults, in order to avoid any penalties resulting from the breach of its obligations.

As of December 31, 2021, the Company was in compliance with all of its contractual obligations for its loans and financing.